DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 95.7%
Brazil — 1.9%
NU Holdings Ltd., Class A *
154,328 1,853,479
Petroleo Brasileiro SA
338,368 1,942,707
(Cost $4,107,629)
3,796,186
China — 29.5%
Alibaba Group Holding Ltd.
666,808 9,685,513
Bank of China Ltd., Class H
6,676,818 3,882,688
BYD Co. Ltd., Class H
65,067 3,259,345
China Construction Bank Corp.,
Class H
5,115,537 4,592,635
China Merchants Bank Co. Ltd.,
Class H
453,949 2,830,831
Industrial & Commercial Bank of
China Ltd., Class H
4,261,227 3,102,908
JD.com, Inc., Class A
166,220 2,732,337
Meituan, Class B, 144A *
250,030 4,400,168
Ping An Insurance Group Co. of
China Ltd., Class H
723,990 4,260,910
Tencent Holdings Ltd.
250,981 15,945,666
Xiaomi Corp., Class B, 144A *
730,064 4,743,547
(Cost $50,175,522)
59,436,548
Greece — 1.3%
Piraeus Financial Holdings SA
(Cost $2,610,675)
391,447 2,609,461
India — 17.5%
Axis Bank Ltd.
181,514 2,528,788
Bharti Airtel Ltd.
177,591 3,852,111
HDFC Bank Ltd. *
248,627 5,650,653
Hindustan Unilever Ltd.
94,111 2,582,540
ICICI Bank Ltd.
270,235 4,565,653
Infosys Ltd.
195,352 3,567,357
Infosys Ltd., ADR
6,651 120,982
Mahindra & Mahindra Ltd.
71,597 2,490,563
Power Grid Corp. of India Ltd.
728,061 2,465,155
Reliance Industries Ltd.
292,292 4,853,260
Tata Consultancy Services Ltd.
66,239 2,680,832
(Cost $33,426,283)
35,357,894
Ireland — 1.4%
PDD Holdings, Inc., ADR *
(Cost $3,413,518)
29,249 2,822,821
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $30,722)
1,583 0
Mexico — 1.2%
Grupo Financiero Banorte SAB
de CV, Class O
(Cost $2,030,644)
288,600 2,549,900
Russia — 0.0%
Gazprom PJSC * (a)
68,905 0
LUKOIL PJSC * (a)
2,409 0
Number
of Shares Value $
Mobile TeleSystems PJSC, ADR
* (a)
2,662 0
Moscow Exchange MICEX-RTS
PJSC * (a)
8,602 0
Novatek PJSC * (a)
5,300 0
Novolipetsk Steel PJSC * (a)
8,462 0
PhosAgro PJSC * (a)
168 0
PhosAgro PJSC, GDR * (a)
300 0
PhosAgro PJSC, GDR * (a)
4 0
Polyus PJSC * (a)
1,930 0
(Cost $634,818)
0
Singapore — 1.3%
Trip.com Group Ltd.
(Cost $2,679,044)
41,523 2,615,855
South Africa — 3.7%
FirstRand Ltd.
598,380 2,469,073
Naspers Ltd., Class N
8,318 2,378,669
Standard Bank Group Ltd.
204,764 2,644,838
(Cost $7,147,558)
7,492,580
South Korea — 5.8%
Samsung Electronics Co. Ltd.
200,656 8,173,420
SK Hynix, Inc.
23,494 3,482,295
(Cost $10,056,015)
11,655,715
Taiwan — 30.9%
Cathay Financial Holding Co.
Ltd.
1,396,064 2,785,746
CTBC Financial Holding Co. Ltd.
1,764,438 2,405,102
E.Sun Financial Holding Co. Ltd.
2,826,965 2,811,070
First Financial Holding Co. Ltd.
3,314,620 2,991,824
Fubon Financial Holding Co. Ltd.
1,097,352 2,914,701
Hon Hai Precision Industry Co.
Ltd.
646,659 3,366,161
MediaTek, Inc.
66,744 2,806,194
Mega Financial Holding Co. Ltd.
2,226,655 2,945,989
SinoPac Financial Holdings Co.
Ltd.
3,511,408 2,689,051
Taishin Financial Holding Co.
Ltd.
5,486,004 3,139,462
Taiwan Cooperative Financial
Holding Co. Ltd.
3,901,767 3,124,694
Taiwan Semiconductor
Manufacturing Co. Ltd.
848,300 27,372,278
Yuanta Financial Holding Co.
Ltd.
2,725,494 2,851,135
(Cost $57,899,274)
62,203,407
Thailand — 0.0%
Minor International PCL, NVDR
(Cost $398)
454 343
United States — 1.2%
Southern Copper Corp.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
(Cost $2,585,822)
26,047 2,367,933
TOTAL COMMON STOCKS
(Cost $176,797,922)
192,908,643
PREFERRED STOCKS — 3.1%
Brazil — 3.1%
Itau Unibanco Holding SA
502,265 3,279,765
Itausa SA
1,486,474 2,870,747
Klabin SA
1 1
(Cost $5,240,058)
6,150,513
Number
of Shares Value $
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
6,100 4
CASH EQUIVALENTS — 0.9%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $1,780,364)
1,780,364 1,780,364
TOTAL INVESTMENTS — 99.7%
(Cost $183,818,344)
200,839,524
Other assets and liabilities,
net — 0.3%
667,525
NET ASSETS — 100.0%
201,507,049
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 4.22% (b)(c)
34,336 — (34,336) (d) — — 30 — — —
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
203,173 147,594,110 (146,016,919) — — 69,040 — 1,780,364 1,780,364
237,509 147,594,110 (146,051,255) — — 69,070 — 1,780,364 1,780,364
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025 the Xtrackers MSCI Emerging Markets Climate Selection ETF had the following sector diversification:
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EMCS-PH3
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Financials
78,351,105 39 .4
Information Technology
56,313,065 28 .3
Consumer Discretionary
30,385,615 15 .3
Communication Services
19,797,777 9 .9
Energy
6,795,966 3 .4
Consumer Staples
2,582,540 1 .3
Utilities
2,465,155 1 .2
Materials
2,367,933 1 .2
Industrials
4 0 .0
Total
199,059,160 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 45 2,526,833 2,585,925 6/20/2025 59,092
MSCI India Index
USD 1 117,800 128,530 6/20/2025 10,730
Total unrealized appreciation
69,822
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 192,908,643 $ — $ 0 $ 192,908,643
Preferred Stocks
6,150,513 — — 6,150,513
Warrants
4 — — 4
Short-Term Investments (a)
1,780,364 — — 1,780,364
Derivatives (b)
Futures Contracts
69,822 — — 69,822
TOTAL
$ 200,909,346 $ — $ 0 $ 200,909,346
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.